As filed with the Securities and Exchange Commission on July 8, 2019.

File No. 333-229241

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

(Check appropriate box or boxes)

AIM Sector Funds

(Invesco Sector Funds)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(713) 626-1919

(Registrant’s Area Code and Telephone Number)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and address of Agent for Service)

Copy to:

Peter A. Davidson, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, TX 77046-1173	Philadelphia, PA 19103-7018

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Class A, Class C, Class R, Class Y and Class R6 shares of beneficial interest, without par value, of the Invesco Oppenheimer Small Cap Value Fund, Invesco Oppenheimer Gold & Special Minerals Fund and Invesco Oppenheimer Value Fund, each a series of the Registrant; and

Class Y and Class R6 shares of beneficial interest, without par value, of the Invesco OFI Pictet Global Environmental Solutions Fund, a series of the Registrant.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Part A and Part B of this Amendment are incorporated by reference to the definitive materials electronically filed pursuant to
Rule 497(b) under the Securities Act of 1933, as amended, on February 19, 2019 (Accession no. 0001193125-19-044279).

PART C

OTHER INFORMATION

Item 15.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Third Amended and Restated Agreement and Declaration of Trust, as amended and Article VIII of its Second Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 28(a) and (b) above. Under the Third Amended and Restated Agreement and Declaration of Trust, effective as of April 11, 2017, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant’s Second Amended and Restated Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $100,000,000 an additional; $20,000,000 of excess coverage (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Canada Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc., (each a Sub-Adviser, collectively the Sub-Advisers) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)(a)	(1) Third Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective April 11, 2017.(34)

(2) Amendment No. 1, dated January 26, 2018, to the Third Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective April 11, 2017.(36)

(3) Form of Amendment No. 2, dated [ ], to the Third Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective April 11, 2017.(37)

(2)	Second Amended and Restated Bylaws of Registrant, adopted effective October 26, 2016.(32)

(3)	Voting Trust Agreements — None.

(4)	Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated May 22, 2019.(40)

(5)	Articles II, VI, VII, VIII and IX of the Third Amended and Restated Agreement and Declaration of Trust, as amended and Articles IV, V and VI of the Second Amended and Restated Bylaws define rights of holders of shares.

(6)(a)	(1) Master Investment Advisory Agreement, dated November 25, 2003 between Registrant and A I M Advisors, Inc.(1)

(2) Amendment No. 1, dated October 15, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(2)

(3) Amendment No. 2, dated July 18, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(3)

(4) Amendment No. 3, dated January 1, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc.(12)

(5) Amendment No. 4, dated February 12, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(13)

(6) Amendment No. 5, dated April 30, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(13)

(7) Amendment No. 6, dated May 23, 2011, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(20)

(8) Amendment No. 7, dated December 19, 2011, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(22)

(9) Amendment No. 8, dated September 24, 2012, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(25)

(10) Amendment No. 9, dated February 6, 2013, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(26)

(11) Amendment No. 10, dated July 15, 2013, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(28)

(12) Form of Amendment No. 11, dated May 24, 2019, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(38)

(b)	(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc.(8)

(2) Amendment No. 1, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(12)

(3) Amendment No. 2, dated February 12, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(13)

(4) Amendment No. 3, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(13)

(5) Amendment No. 4, dated December 19, 2011, to Master Intergroup Sub-Advisory Contract for Mutual Funds, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.(22)

(6) Amendment No. 5, dated September 24, 2012, to Master Intergroup Sub-Advisory Contract for Mutual Funds, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.(25)

(7) Amendment No. 6, dated February 6, 2013, to Master Intergroup Sub-Advisory Contract for Mutual Funds, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.(26)

(8) Amendment No. 7, dated July 15, 2013, to Master Intergroup Sub-Advisory Contract for Mutual Funds, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd.(28)

(c)	Termination Agreement dated January 16, 2015, between Invesco Advisers, Inc., and Invesco Australia Limited.(29)

(7)(a)	(1) Master Distribution Agreement, effective July 1, 2014.(28)

(2) Amendment No. 1, dated October 14, 2014, to the Master Distribution Agreement, effective July 1, 2014.(29)

(3) Amendment No. 2, dated January 30, 2015, to the Master Distribution Agreement, effective July 1, 2014.(29)

(4) Amendment No. 3, dated April 30, 2015, to the Master Distribution Agreement, effective July 1, 2014.(29)

(5) Amendment No. 4, dated June 15, 2015, to the Master Distribution Agreement, effective July 1, 2014.(29)

(6) Amendment No. 5, dated September 30, 2015, to the Master Distribution Agreement, effective July 1, 2014.(30)

(7) Amendment No. 6, dated December 21, 2015, to the Master Distribution Agreement, effective July 1, 2014.(30)

(8) Amendment No. 7, dated February 26, 2016, to the Master Distribution Agreement, effective July 1, 2014.(30)

(9) Amendment No. 8, dated April 29, 2016, to the Master Distribution Agreement, effective July 1, 2014.(30)

(10) Amendment No. 9, dated June 20, 2016, to the Master Distribution Agreement, effective July 1, 2014.(30)

(11) Amendment No. 10, dated June 28, 2016, to the Master Distribution Agreement, effective July 1, 2014.(30)

(12) Amendment No. 11, dated July 1, 2016, to the Master Distribution Agreement, effective July 1, 2014.(30)

(13) Amendment No. 12, dated July 27, 2016, to the Master Distribution Agreement, effective July 1, 2014.(30)

(14) Amendment No. 13, dated October 28, 2016, to the Master Distribution Agreement, effective July 1, 2014.(32)

(15) Amendment No. 14, dated December 1, 2016, to the Master Distribution Agreement, effective July 1, 2014.(32)

(16) Amendment No. 15, dated February 27, 2017, to the Master Distribution Agreement, effective July 1, 2014.(33)

(17) Amendment No. 16, dated December 15, 2017, to the Master Distribution Agreement, effective July 1, 2014.(36)

(18) Amendment No. 17, dated December 18, 2017, to the Master Distribution Agreement, effective July 1, 2014.(36)

(19) Amendment No. 18, dated April 30, 2018, to the Master Distribution Agreement, effective July 1, 2014.(36)

(b)	Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers.(10)

(c)	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks.(10)

(8)(a)	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013.(28)

(b)	(1) Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board of Directors/Trustees on December 31, 2011.(29)

(2) Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board of Directors/Trustees on December 31, 2011.(30)

(9)	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated June 1, 2010.(14)

(10)(a)

(1)       Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective July 1, 2016.(30)

(2) Amendment No. 1, dated July 1, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective July 1, 2016.(30)

(3) Amendment No. 2, dated July 27, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective July 1, 2016.(30)

(4) Amendment No. 3, dated September 1, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective July 1, 2016.(34)

(5) Amendment No. 4, dated October 28, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective July 1, 2016.(34)

(6) Amendment No. 5, dated December 1, 2016, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective July 1, 2016.(34)

(7) Amendment No. 6, dated February 27, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective July 1, 2016.(34)

(8) Amendment No. 7, dated June 9, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective July 1, 2016.(35)

(9) Amendment No. 8, dated December 15, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective July 1, 2016.(36)

(10) Amendment No. 9, dated December 18, 2017, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective July 1, 2016.(36)

(11) Amendment No. 10, dated April 2, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective July 1, 2016. (36)

(12) Amendment No. 11, dated April 30, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective July 1, 2016.(36)

(13) Amendment No. 12, dated July 26, 2018, to the Third Amended and Restated Distribution Plan (Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust) (Compensation), effective July 1, 2016.(36)

(b)	(1) Second Amended and Restated Distribution Plan (Class A, AX, C, CX, Investor Class, R and RX Shares) (Reimbursement), effective July 1, 2015.(29)

(2) Amendment No. 1, dated June 20, 2016, to the Second Amended and Restated Distribution Plan (Class A, AX, C, CX, Investor Class, R and RX Shares) (Reimbursement), effective July 1, 2015.(30)

(3) Amendment No. 2, dated June 28, 2016, to the Second Amended and Restated Distribution Plan (Class A, AX, C, CX, Investor Class, R and RX Shares) (Reimbursement), effective July 1, 2015.(30)

(4) Amendment No. 3, dated July 26, 2016, to the Second Amended and Restated Distribution Plan (Class A, AX, C, CX, Investor Class, R and RX Shares) (Reimbursement), effective July 1, 2015.(36)

(c)	Twenty-Third Amended and Restated Multiple Class Plan of The Invesco Family of Funds®, effective December 12, 2001, as further amended and restated December 1, 2017. (36)

(11)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP.(38)

(12)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders. (40)

(13)(a)	(1) Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(16)

(2) Amendment No. 1, dated March 16, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(19)

(3) Amendment No. 2, dated July 1, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(21)

(4) Amendment No. 3, dated September 24, 2012, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(25)

(5) Amendment No. 4, dated January 1, 2014, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(28)

(6) Amendment No. 5, dated June 9, 2017, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(35)

(7) Amendment No. 6, dated January 26, 2018, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(36)

(b)	(1) Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and AIM Advisors, Inc.(6)

(2) Amendment No. 1, dated January 1, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(12)

(3) Amendment No. 2, dated February 12, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(13)

(4) Amendment No. 3, dated April 30, 2010, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(13)

(5) Amendment No. 4, dated December 19, 2011, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(22)

(6) Amendment No. 5, dated July 1, 2012, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(24)

(7) Amendment No. 6, dated September 24, 2012, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(25)

(8) Amendment No. 7, dated February 6, 2013, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(26)

(9) Amendment No. 8, dated July 15, 2013, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(28)

(c)	Eighth Amended and Restated Memorandum of Agreement regarding securities lending, dated July 1, 2014, between Registrant, with respect to all Funds, and Invesco Advisers, Inc.(28)

(d)	(1) Memorandum of Agreement regarding advisory fee waivers, dated as of April 30, 2018, between Registrant and Invesco Advisers, Inc.(36)

(2) Memorandum of Agreement regarding advisory fee waivers, dated as of July 1, 2018, between Registrant and Invesco Advisers, Inc. (36)

(e)	(1) Memorandum of Agreement regarding expense limitations, dated as of April 30, 2018, between Registrant and Invesco Advisers, Inc.(36)

(2) Memorandum of Agreement regarding expense limitations, dated as of July 1, 2018, between Registrant and Invesco Advisers, Inc. (36)

(f)	Interfund Lending Agreement dated December 12, 2016, between Registrant and Invesco Advisers, Inc.(33)

(14)	(1) Consent of KPMG LLP. (38)

(2) Consent of Stradley Ronon Stevens & Young, LLP.(38)

(15)	Omitted Financial Statements – Not Applicable.

(16)(a)	Power of Attorney.(38)

(17)(a)	Agreement concerning Initial Capital Investment in Portfolios of the Registrant dated June 1, 2010, for Class B and C Shares of Invesco U.S. Mid Cap Value Fund, Class B and C Shares of Invesco U.S. Small Cap Value Fund, Class B and C Shares of Invesco U.S. Small/Mid Cap Value Fund, Class B and C Shares of Invesco Value II Fund, Institutional Class Shares of Invesco Van Kampen American Value Fund, Institutional Class Shares of Invesco Van Kampen Capital Growth Fund, Institutional Class Shares of Invesco Van Kampen Comstock Fund, Institutional Class Shares of Invesco Van Kampen Mid Cap Growth Fund, Institutional Class Shares of Invesco Van Kampen Technology Fund.(14)

(b)	(1) Invesco Advisers, Inc. Code of Ethics, amended January 1, 2018, relating to Invesco Advisers, Inc. and any of its subsidiaries.(36)

(2) Invesco UK Code of Ethics, dated 2018, relating to Invesco Asset Management Limited.(36)

(3) Invesco Ltd. Code of Conduct, dated October 2017, relating to Invesco Asset Management (Japan) Limited.(36)

(4) Invesco Hong Kong Limited Code of Ethics dated January 1, 2018, relating to Invesco Hong Kong Limited.(36)

(5) Invesco Ltd. Code of Conduct, dated October 2017, relating to Invesco Canada Ltd.(36)

(6) Invesco EMEA (ex UK) Employees Code of Ethics dated 2017, relating to Invesco Asset Management Deutschland (GmbH).(36)

(7) Invesco Senior Secured Management Inc. Code of Ethics Policy, revised August, 2016 and Invesco Advisers, Inc. Code of Ethics amended January 1, 2018.(36)

(1)	Previously filed with PEA No. 42 to the Registration Statement on July 28, 2004 and incorporated by reference herein.
(2)	Previously filed with PEA No. 43 to the Registration Statement on May 27, 2005 and incorporated by reference herein.
(3)	Previously filed with PEA No. 45 to the Registration Statement on August 22, 2005 and incorporated by reference herein.
(4)	Previously filed with PEA No. 46 to the Registration Statement on December 1, 2005 and incorporated by reference herein.
(5)	Previously filed with PEA No. 48 to the Registration Statement on July 25, 2006 and incorporated by reference herein.
(6)	Previously filed with PEA No. 49 to the Registration Statement on July 18, 2007 and incorporated by reference herein.
(7)	Previously filed with PEA No. 50 to The Registration Statement on February 14, 2008 and incorporated by reference herein.
(8)	Previously filed with PEA No. 51 to the Registration Statement on July 23, 2008 and incorporated by reference herein.
(9)	Previously filed with PEA No. 52 to the Registration Statement on September 23, 2008 and incorporated by reference herein.
(10)	Previously filed with PEA No. 53 to the Registration Statement on July 23, 2009 and incorporated by reference herein.
(11)	Previously filed with PEA No. 54 to the Registration Statement on July 23, 2009 and incorporated by reference herein.
(12)	Previously filed with PEA No. 56 to the Registration Statement on February 11, 2010 and incorporated by reference herein.
(13)	Previously filed with PEA No. 57 to the Registration Statement on May 21, 2010 and incorporated by reference herein.
(14)	Previously filed with PEA No. 59 to the Registration Statement on July 23, 2010 and incorporated by reference herein.
(15)	Previously filed with PEA No. 61 to the Registration Statement on August 26, 2010 and incorporated by reference herein.
(16)	Previously filed with PEA No. 62 to the Registration Statement on October 21, 2010 and incorporated by reference herein.

(17)	Previously filed with PEA No. 65 to the Registration Statement on December 21, 2010 and incorporated by reference herein.
(18)	Previously filed with PEA No. 67 to the Registration Statement on December 23, 2010 and incorporated by reference herein.
(19)	Previously filed with PEA No. 70 to the Registration Statement on April 29, 2011 and incorporated by reference herein.
(20)	Previously filed with PEA No. 72 to the Registration Statement on July 27, 2011 and incorporated by reference herein.
(21)	Previously filed with PEA No. 74 to the Registration Statement on August 25, 2011 and incorporated by reference herein.
(22)	Previously filed with PEA No. 76 to the Registration Statement on July 27, 2012 and incorporated by reference herein.
(23)	Previously filed with PEA No. 78 to the Registration Statement on August 23, 2012 and incorporated by reference herein.
(24)	Previously filed with PEA No. 80 to the Registration Statement on September 21, 2012 and incorporated by reference herein.
(25)	Previously filed with PEA No. 82 to the Registration Statement on January 15, 2013 and incorporated by reference herein.
(26)	Previously filed with PEA No. 84 to the Registration Statement on June 14, 2013 and incorporated by reference herein.
(27)	Previously filed with PEA No. 85 to the Registration Statement on August 23, 2013 and incorporated by reference herein.
(28)	Previously filed with PEA No. 87 to the Registration Statement on August 26, 2014 and incorporated by reference herein.
(29)	Previously filed with PEA No. 89 to the Registration Statement on August 26, 2015 and incorporated by reference herein.
(30)	Previously filed with PEA No. 91 to the Registration Statement on August 24, 2016 and incorporated by reference herein.
(31)	Previously filed with PEA No. 93 to the Registration Statement on December 8, 2016 and incorporated by reference herein.
(32)	Previously filed with PEA No. 94 to the Registration Statement on February 6, 2017 and incorporated by reference herein.
(33)	Previously filed with PEA No, 96 to the Registration Statement on March 31, 2017 and incorporated by reference herein.
(34)	Previously filed with PEA No, 98 to the Registration Statement on June 5, 2017 and incorporated by reference herein
(35)	Previously filed with PEA No, 100 to the Registration Statement on August 24, 2017 and incorporated by reference herein
(36)	Previously filed with PEA No. 102 to the Registration Statement on August 24, 2018 and incorporated by reference herein.
(37)	Previously filed with PEA No. 104 to the Registration Statement on November 2, 2018 and incorporated by reference herein.
(38)	Previously filed with PEA No. 106 to the Registration Statement on January 23, 2019 and incorporated by reference herein.
(39)	Previously filed with PEA No. 108 to the Registration Statement on May 23, 2019 and incorporated by reference herein.
(40)	Filed herewith electronically.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 8th day of July, 2019.

Registrant:	AIM SECTOR FUNDS
(INVESCO SECTOR FUNDS)

By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	July 8, 2019
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	July 8, 2019
(David C. Arch)

	Trustee	July 8, 2019
(Beth Ann Brown)

/s/ Bruce L. Crockett*	Chair & Trustee	July 8, 2019
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	July 8, 2019
(Jack M. Fields)

/s/ Martin L. Flanagan*	Vice Chair & Trustee	July 8, 2019
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	July 8, 2019
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	July 8, 2019
(Eli Jones)

	Trustee	July 8, 2019
(Elizabeth Krentzman)

	Trustee	July 8, 2019
(Anthony J. LaCava, Jr.)

/s/ Prema Mathai-Davis*	Trustee	July 8, 2019
(Prema Mathai-Davis)

	Trustee	July 8, 2019
(Joel W. Motley)

SIGNATURES	TITLE	DATE

/s/ Teresa M. Ressel*	Trustee	July 8, 2019
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	July 8, 2019
(Ann Barnett Stern)

/s/ Raymond Stickel, Jr.*	Trustee	July 8, 2019
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	July 8, 2019
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	July 8, 2019
(Robert C. Troccoli)

	Trustee	July 8, 2019
(Daniel S. Vandivort)

	Trustee	July 8, 2019
(James D. Vaughn)

/s/ Christopher L. Wilson*	Trustee	July 8, 2019
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	July 8, 2019
(Kelli Gallegos)

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to power of attorney dated December 14, 2018, filed in the Registrant’s Form N-14 on January 14, 2019.

INDEX

Exhibit Number	Description

4	Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated May 22, 2019.

12	Opinion and Consent of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders.